Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Abitibi Royalties Inc. [Member]	Golden Valley Mines and Royalties Ltd. [Member]	Issued capital [member]	Issued capital [member] Dividend Reinvestment Plan [Member]	Issued capital [member] Abitibi Royalties Inc. [Member]	Issued capital [member] Golden Valley Mines and Royalties Ltd. [Member]	Other reserves [member]	Other reserves [member] Golden Valley Mines and Royalties Ltd. [Member]	Retained earnings [member]	Retained earnings [member] Dividend Reinvestment Plan [Member]	Accumulated other comprehensive income [member]
Balance at Sep. 30, 2021	$ 225,318			$ 228,620				$ 11,404		$ (15,147)		$ 441
Balance, shares at Sep. 30, 2021				72,538,609
IfrsStatementLineItems [Line Items]
GRC Shares issued to acquire		$ 153,702	$ 143,264			$ 153,702	$ 143,264
GRC Shares issued to acquire, shares						31,625,931	29,478,269
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.	8,991							8,991
GRC Shares issued to acquire royalties	22,544			$ 22,544
GRC Shares issued to acquire royalties, shares				9,651,130
GRC Shares issued for marketing services	899			$ 899
GRC Shares issued for marketing services, shares				216,192
GRC shares issued upon exercise of common share purchase warrants	856			$ 1,769				(913)
GRC shares issued upon exercise of common share purchase warrants, shares				402,938
Share-based compensation - performance based restricted shares	276			$ 276
Share-based compensation - share options	1,551							1,551
Share-based compensation - restricted share units	341							341
Net loss for the year/period	(17,346)									(17,346)
Dividends	(4,032)									(4,032)
Total other comprehensive income	(145)											(145)
Balance at Sep. 30, 2022	536,219			$ 551,074				21,374		(36,525)		296
Balance, shares at Sep. 30, 2022				143,913,069
IfrsStatementLineItems [Line Items]
Share-based compensation - share options	845							845
Share-based compensation - restricted share units	201							201
Net loss for the year/period	(2,204)									(2,204)
Dividends	(1,439)									(1,439)
Total other comprehensive income	29											29
Balance at Dec. 31, 2022	533,651			$ 551,074				22,420		(40,168)		325
Balance, shares at Dec. 31, 2022				143,913,069
IfrsStatementLineItems [Line Items]
GRC Shares issued upon vesting of restricted share units				$ 826				(826)
GRC Shares issued upon vesting of restricted share units, shares				257,489
GRC Shares issued upon exercise of share options			$ 168				$ 1,991		$ (1,823)
GRC Shares issued upon exercise of share options, shares							332,298
GRC Shares issued to acquire royalties	748			$ 748
GRC Shares issued to acquire royalties, shares				496,785
GRC Shares issued for marketing services	22			$ 22
GRC Shares issued for marketing services, shares				10,000
Share-based compensation - share options	1,405							1,405
Share-based compensation - restricted share units	1,318							1,318
Common shares issued to for cash	1,254			$ 1,254
Common shares issued to for cash, shares				496,438
Agent fees	(31)			$ (31)
Equity component of convertible debentures issued for cash, net of taxes	12,270							12,270
Transaction fees and issuance costs	(538)							(538)
Net loss for the year/period	(26,756)									(26,756)
Dividends	(2,599)				$ 293					(2,599)	$ (293)
Dividends shares					162,967
Total other comprehensive income	38											38
Balance at Dec. 31, 2023	520,950			$ 556,177				34,226		(69,816)		363
Balance, shares at Dec. 31, 2023				145,669,046
IfrsStatementLineItems [Line Items]
GRC Shares issued upon vesting of restricted share units				$ 1,551				(1,551)
GRC Shares issued upon vesting of restricted share units, shares				738,244
GRC Shares issued for interest payment of convertible debentures	1,150			$ 1,150
GRC Shares issued for interest payment of convertible debentures, shares				786,638
GRC Shares issued upon exercise of share options							$ 301		$ (301)
GRC Shares issued upon exercise of share options, shares							23,919
GRC Shares issued for marketing services	31			$ 31
GRC Shares issued for marketing services, shares				22,000
Deferred tax expense recognized marketing services	(8)			$ (8)
Share-based compensation - share options	434							434
Share-based compensation - restricted share units	1,873							1,873
GRC Shares issued to acquire streaming interest	5,000			$ 5,000
GRC Shares issued to acquire streaming interest, shares				2,906,977
Issuance cost streaming interest acquisition	(61)			$ (61)
Deferred tax recovery recognized streaming interest acquisition	17			17
GRC shares and warrants issued for cash bought deal offering	34,500			$ 33,497				1,003
GRC shares and warrants issued for cash bought deal offering, shares				20,058,300
Issuance cost bought deal offering	(2,524)			$ (2,524)
Deferred tax recovery recognized bought deal offering	680			680
Net loss for the year/period	(3,411)									(3,411)
Total other comprehensive income	(328)											(328)
Balance at Dec. 31, 2024	$ 558,303			$ 595,811				$ 35,684		$ (73,227)		$ 35
Balance, shares at Dec. 31, 2024				170,205,124